Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per ordinary share (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per ordinary share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	12,264,433	17,250,000	5,907,100	17,250,000
Basic and diluted net loss per share	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per ordinary share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	4,612,500	4,612,500	4,192,636	4,612,500
Basic and diluted net loss per share	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)